Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation expense	$ 1,318,001	$ 382,131	$ 2,052,411	$ 566,110
Foreign currency translation adjustments	93,000	5,000	198,000
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Depreciation expense	$ 1,318,000	$ 382,000	$ 2,043,000	$ 460,000